Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated Other Comprehensive Income (Loss)
The following table presents changes, net of tax, in each component of accumulated other comprehensive income (loss).

($ in millions)	Unrealized gains (losses) on investment securities (a)	Translation adjustments and net investment hedges	Cash flow hedges	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Balance at January 1, 2010	$151	$433	$(27)	$(97)	$460
2010 net change	(177)	(17)	33	(40)	(201)
Balance at December 31, 2010	(26)	416	6	(137)	259
2011 net change	(88)	(64)	—	(20)	(172)
Balance at December 31, 2011	(114)	352	6	(157)	87
2012 net change	190	16	(4)	22	224
Balance at December 31, 2012	$76	$368	$2	$(135)	$311

(a)	Represents the after-tax difference between the fair value and amortized cost of our available-for-sale securities portfolio.
The following table presents the before- and after-tax changes in each component of accumulated other comprehensive income (loss).

December 31, ($ in millions)	Before Tax	Tax Effect	After Tax
2012
Unrealized gains (losses) on investment securities
Net unrealized gains arising during the period	$377	$(46)	$331
Less: Net realized gains reclassified to net income (a)	174	(33)	141
Net change	203	(13)	190
Translation adjustments and net investment hedges
Translation adjustments	182	2	184
Hedges	(270)	102	(168)
Net change	(88)	104	16
Cash flow hedges
Net unrealized losses arising during the period	(7)	3	(4)
Defined benefit pension plans
Net losses, prior service costs, and transition obligation arising during the period	(55)	19	(36)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	(95)	37	(58)
Net change	40	(18)	22
Other comprehensive income	$148	$76	$224
2011
Unrealized gains (losses) on investment securities
Net unrealized gains arising during the period	$213	$(17)	$196
Less: Net realized gains reclassified to net income (b)	296	(12)	284
Net change	(83)	(5)	(88)
Translation adjustments and net investment hedges
Translation adjustments	(238)	1	(237)
Hedges	173	—	173
Net change	(65)	1	(64)
Defined benefit pension plans
Net losses, prior service costs, and transition obligation arising during the period	(25)	(2)	(27)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	(12)	5	(7)
Net change	(13)	(7)	(20)
Other comprehensive loss	$(161)	$(11)	$(172)
2010
Unrealized gains on investment securities
Net unrealized gains arising during the period	$317	$3	$320
Less: Net realized gains reclassified to net income	506	(9)	497
Net change	(189)	12	(177)
Translation adjustments and net investment hedges
Translation adjustments	178	(13)	165
Hedges	(182)	—	(182)
Net change	(4)	(13)	(17)
Cash flow hedges
Net unrealized gains arising during the period	35	(2)	33
Defined benefit pension plans
Net losses, prior service costs, and transition obligation arising during the period	(45)	(14)	(59)
Less: Net losses, prior service costs, and transition obligations reclassified to net income	(14)	(5)	(19)
Net change	(31)	(9)	(40)
Other comprehensive loss	$(189)	$(12)	$(201)

(a)	Includes gains of $28 million at December 31, 2012, classified as income (loss) from discontinued operations, net of tax, in our Consolidated Statement of Income.

(b)	Includes gains of $2 million at December 31, 2011, classified as income (loss) from discontinued operations, net of tax, in our Consolidated Statement of Income.